AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.1%
Asset-Backed Securities — 17.5%
Automobiles — 7.5%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$816,683
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	413	414,941
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	589,055
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	571,179
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,454,638
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,524,966
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	911,459
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	510,311
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	524	533,345
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	219	221,988
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	150	146,267
Series 2022-01, Class C
2.200%	11/15/27	50	48,749
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	858,652
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,617,591
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,023,713
Series 2024-01, Class A, 144A
4.870%	08/15/36	1,800	1,821,817
Series 2025-01, Class A, 144A
4.860%	08/15/37	2,000	2,029,155
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	295,101
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,205,189
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	95,389
Series 2025-01, Class A, 144A
4.640%	12/11/37	1,800	1,804,622
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	668,467
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	442	440,835
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-01A, Class A, 144A
0.870%	07/14/28	281	$277,310
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,130	1,126,556
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,920,558
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	443	440,804
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	400	401,971
Series 2023-03, Class C
5.770%	11/15/30	500	510,550
Series 2023-04, Class C
6.040%	12/15/31	800	821,347
Series 2024-02, Class C
5.840%	06/17/30	500	510,767
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	102,197
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	204,771
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	983	990,796
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	147,755
			28,059,494
Collateralized Loan Obligations — 7.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.680%(c)	04/20/35	750	749,843
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
5.785%(c)	10/20/34	750	749,876
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.613%(c)	04/18/35	750	747,873
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
5.565%(c)	10/20/31	580	580,827
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.625%(c)	07/18/30	399	399,032
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.708%(c)	04/24/34	1,000	996,861
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	10/15/34	750	$749,825
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.725%(c)	07/20/34	250	250,000
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.579%(c)	04/30/31	84	84,305
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.635%(c)	04/20/31	594	594,382
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.675%(c)	07/20/34	500	500,684
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	01/20/35	750	749,023
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34	500	498,932
CIFC Funding Ltd. (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.455%(c)	03/31/38	2,100	2,099,975
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
5.745%(c)	07/20/34	250	249,648
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.630%(c)	04/20/35	750	746,371
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.643%(c)	10/20/37	750	750,756
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.915%(c)	10/17/37	2,750	2,751,389
Series 2025-03A, Class A, 144A
0.000%(c)	03/22/38	2,000	2,000,000
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.574%(c)	04/15/31	162	162,409
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.772%(c)	10/26/34	750	749,046
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.725%(c)	07/20/34	250	$250,140
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.644%(c)	10/15/32	739	739,242
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
5.684%(c)	07/17/34	250	250,230
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.486%(c)	03/15/38	1,900	1,897,174
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.705%(c)	07/20/31	53	53,106
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.551%(c)	10/12/30	268	267,354
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
5.831%(c)	10/13/31	337	336,827
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.605%(c)	04/20/31	57	56,440
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.744%(c)	10/15/34	250	249,348
Regatta Funding Ltd. (Cayman Islands),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.850%(c)	04/25/37	2,250	2,254,501
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	10/20/31	262	262,345
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.721%(c)	07/10/34	1,000	998,804
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.585%(c)	04/20/31	397	397,192
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.664%(c)	05/07/31	359	358,585

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.622%(c)	10/23/31	148	$148,371
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38	1,750	1,744,190
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.715%(c)	07/20/34	500	499,619
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
5.824%(c)	01/15/32	389	388,560
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
5.545%(c)	04/18/31	223	222,937
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
5.854%(c)	04/15/30	8	8,141
			28,544,163
Consumer Loans — 1.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	1,600	1,609,455
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	1,000	1,005,214
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	580,612
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.110%(c)	06/16/36	600	599,589
Series 2022-02A, Class A, 144A
4.890%	10/14/34	619	618,638
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	1,836,827
			6,250,335
Home Equity Loans — 0.7%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.544%(c)	02/25/55	647	646,521
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	825	836,209
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	283	287,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	76	$75,859
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	75	75,842
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	497	500,946
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	447	444,325
			2,867,389
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	26	23,470
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	5	4,539
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	36	34,789
			62,798

Total Asset-Backed Securities (cost $65,431,695)			65,784,179
Commercial Mortgage-Backed Securities — 14.8%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	201	195,352
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	243	235,513
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,608
Series 2019-BN19, Class A1
2.263%	08/15/61	46	42,666
Series 2019-BN19, Class A2
2.926%	08/15/61	4,390	4,060,191
Series 2019-BN20, Class A2
2.758%	09/15/62	1,619	1,496,041
Series 2020-BN25, Class A3
2.391%	01/15/63	29	27,832
Series 2020-BN25, Class A4
2.399%	01/15/63	650	583,730
Series 2020-BN26, Class A3
2.155%	03/15/63	250	221,446
Series 2020-BN28, Class A3
1.584%	03/15/63	1,466	1,256,174
Series 2020-BN29, Class A1
0.549%	11/15/53	51	50,251
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	4,358,908
Series 2021-BN36, Class A1
0.801%	09/15/64	110	107,753

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-BN38, Class A1
1.274%	12/15/64	593	$575,659
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	817,245
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	275	253,379
Series 2021-C11, Class A4
2.043%	09/15/54	165	142,418
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	75	72,252
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,293,574
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,833,418
Series 2020-B20, Class A3
1.945%	10/15/53	750	680,659
Series 2020-B21, Class A4
1.704%	12/17/53	500	426,975
Series 2020-B22, Class A1
0.509%	01/15/54	162	158,403
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	85,017
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,086,177
Series 2021-B25, Class ASB
2.271%	04/15/54	250	230,046
Series 2021-B26, Class A1
0.747%	06/15/54	1,038	1,010,125
Series 2021-B28, Class A1
0.597%	08/15/54	564	547,595
Series 2022-B35, Class ASB
4.443%(cc)	05/15/55	3,400	3,397,552
Series 2024-V05, Class A3
5.805%	01/10/57	1,500	1,544,921
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.784%(c)	09/15/38	990	982,622
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	240,087
Series 2017-CD06, Class A4
3.190%	11/13/50	500	483,475
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	51	50,742
Series 2016-C07, Class A2
3.585%	12/10/54	48	47,223
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,354,824
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	290	280,007
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	17	$17,151
Series 2015-P01, Class A4
3.462%	09/15/48	317	315,935
Series 2016-P04, Class A3
2.646%	07/10/49	20	19,509
Series 2017-P07, Class AAB
3.509%	04/14/50	137	135,303
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	1,000,082
Commercial Mortgage Trust,
Series 2015-CR25, Class A3
3.505%	08/10/48	29	28,419
Series 2015-CR25, Class ASB
3.537%	08/10/48	19	19,221
Series 2015-CR26, Class A3
3.359%	10/10/48	30	29,532
Series 2015-LC21, Class A4
3.708%	07/10/48	45	45,243
Series 2015-LC23, Class A3
3.521%	10/10/48	752	748,416
Series 2015-PC01, Class A5
3.902%	07/10/50	611	609,708
Series 2016-COR01, Class A3
2.826%	10/10/49	297	287,338
Series 2016-COR1, Class ASB
2.972%	10/10/49	327	323,603
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	490,994
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	973	968,683
Series 2019-C16, Class A2
3.067%	06/15/52	98	91,014
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	1,271,027
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	1,909,700
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.280%(cc)	07/25/26	41,269	521,052
GS Mortgage Securities Trust,
Series 2015-GS01, Class AAB
3.553%	11/10/48	360	358,539
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000	918,499
Series 2020-GC45, Class A3
2.639%	02/13/53	100	96,897
Series 2020-GC45, Class A4
2.658%	02/13/53	100	91,463
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	956,555
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	85,555

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	162	$157,765
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	17	17,232
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	484,231
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	4,259	4,247,092
Series 2015-C24, Class A4
3.732%	05/15/48	999	993,810
Series 2015-C27, Class ASB
3.557%	12/15/47	—(r)	97
Series 2016-C31, Class A4
2.840%	11/15/49	504	492,503
Series 2016-C32, Class ASB
3.514%	12/15/49	364	359,856
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	319,336
Series 2021-L07, Class A1
0.881%	10/15/54	535	519,226
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	239,658
Series 2018-C08, Class ASB
3.903%	02/15/51	204	202,686
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,932,117
Series 2016-LC24, Class A4
2.942%	10/15/49	275	268,152
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	2,008,298
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,210,932
Series 2020-C55, Class A3
2.462%	02/15/53	100	95,745
Series 2020-C57, Class A1
0.903%	08/15/53	312	309,108

Total Commercial Mortgage-Backed Securities (cost $55,108,201)			55,434,142
Corporate Bonds — 29.0%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	1,130	1,028,385
3.550%	03/01/38	780	610,473
3.625%	03/01/48	850	579,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	$4,805
			2,223,346
Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	52,661
5.350%	08/15/32	1,545	1,552,611
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	288,597
			1,893,869
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	39	34,653
Auto Manufacturers — 0.6%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	425	359,719
2.400%	04/10/28	545	504,336
2.400%	10/15/28	945	863,769
3.800%	04/07/25	30	29,993
5.000%	04/09/27	550	550,717
			2,308,534
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	50	50,359
Banks — 9.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29	260	240,241
2.972%(ff)	02/04/33	2,890	2,533,948
3.194%(ff)	07/23/30	35	32,822
3.384%(ff)	04/02/26	640	640,000
4.376%(ff)	04/27/28	2,720	2,708,006
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	35,215
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	44,911
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.904%(ff)	09/30/28	500	464,839
3.132%(ff)	01/20/33	225	196,056
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	600	618,800
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	568,060

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.976%(ff)	11/05/30	250	$230,157
3.057%(ff)	01/25/33	3,005	2,630,407
3.106%(ff)	04/08/26	275	274,865
3.400%	05/01/26	150	148,243
Sub. Notes
4.450%	09/29/27	15	14,921
5.827%(ff)	02/13/35	435	432,295
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	48,493
1.542%(ff)	09/10/27	5,150	4,925,194
1.992%(ff)	01/27/32	180	152,459
2.600%	02/07/30	25	22,640
2.615%(ff)	04/22/32	260	226,910
3.500%	04/01/25	190	190,000
3.850%	01/26/27	170	168,337
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	07/01/25(oo)	240	241,196
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	254,325
1.578%(ff)	04/22/27	260	252,073
1.953%(ff)	02/04/32	30	25,511
2.069%(ff)	06/01/29	150	138,866
2.963%(ff)	01/25/33	4,735	4,180,915
4.005%(ff)	04/23/29	55	54,045
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.985%(ff)	08/07/27	725	736,539
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	280,806
4.210%(ff)	04/20/28	485	481,423
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	12,741
2.699%(ff)	01/22/31	1,040	942,883
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,935	2,572,512
Sub. Notes, GMTN
4.350%	09/08/26	545	542,508
Sub. Notes, MTN
3.950%	04/23/27	55	54,379
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	18,120
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
3.375%	04/14/25	20	19,991
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	200	195,253
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	237,358
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)	200	$193,751
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	197,661
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	390	388,226
3.091%(ff)	05/14/32	250	222,813
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
5.938%(c)	05/12/26	1,210	1,211,670
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	3,210	2,894,177
3.526%(ff)	03/24/28	695	680,858
3.908%(ff)	04/25/26	20	19,986
			34,598,405
Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	19,457
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	28,415
5.150%	11/15/41	400	377,710
5.250%	03/02/33	1,115	1,131,005
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	60	59,864
			1,596,994
Building Materials — 0.1%
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	140	140,745
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	70	69,761
			210,506
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	165	165,000
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	195	180,169
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34	415	425,894
			771,063

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	$247,360
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	69,632
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	589,595
				906,587
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,706
Diversified Financial Services — 0.7%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,990	1,970,225
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		20	18,741
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29		70	64,785
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28		200	184,197
2.710%	01/22/29		200	185,278
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26		250	238,453
				2,661,679
Electric — 2.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30		1,445	1,261,401
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31		50	42,068
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31		20	17,367
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25		130	129,896
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31		20	17,505
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51		1,570	1,028,235
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27		30	29,476
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	$73,253
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	180,184
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	13,002
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,172,293
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	210	192,967
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	2,790,611
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	198,876
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	38,833
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	92,728
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	416,917
PacifiCorp,
First Mortgage
3.350%	07/01/25(a)	160	159,404
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,536,172
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	32,313
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	42,118
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	690	675,338
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	183,474
			10,324,431
Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	580	553,540
4.250%	10/31/26	640	628,736
			1,182,276

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.5%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	$202,477
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	405	395,027
5.050%	03/15/42	1,680	1,342,842
			1,940,346
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	29,577
Foods — 0.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	330	334,942
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	27,737
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	767,392
			795,129
Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	17,376
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,626
			22,002
Healthcare-Services — 0.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	941,723
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	58,846
Sr. Unsec’d. Notes
2.400%	03/15/30	292	262,205
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	60,398
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	155,478
3.375%	03/15/29	10	9,455
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	155,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	475	$434,615
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	68,856
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,501
4.750%	05/15/52	720	621,749
5.000%	04/15/34	245	243,662
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	25,074
			3,054,562
Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	720,436
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,875
Insurance — 0.7%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	88,422
3.900%	04/05/32	1,030	951,661
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	899,821
5.500%	06/15/52	500	462,975
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	48,556
			2,451,435
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.000%	04/13/25	20	19,985
Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	399,500
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	21,687
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	77,866

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	$12,831
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	275,521
			366,218
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	117,015
2.300%	02/01/32	510	412,857
4.908%	07/23/25	26	25,991
5.050%	03/30/29	1,235	1,227,872
5.125%	07/01/49	385	304,695
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	64,078
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	327,176
3.500%	08/15/27	600	585,407
			3,065,091
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	115	115,271
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	255	225,549
2.800%	10/01/29	10	9,293
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	150	150,206
			500,319
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	37,474
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	445	452,841
Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,222,070
Oil & Gas — 2.3%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	2,150	2,147,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	$1,682,363
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	158,312
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.750%	02/01/32	360	352,440
8.625%	01/19/29	790	838,980
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	220,125
4.875%	04/03/28	210	211,604
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	800	741,200
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	704,778
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	13,139
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,464,444
			8,535,050
Packaging & Containers — 0.4%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,183,446
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	350	354,672
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	144,747
			1,682,865
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,837
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	17,798
3.450%	12/15/27	30	29,201
CVS Health Corp.,
Sr. Unsec’d. Notes
5.000%	01/30/29	90	90,437
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	9	8,836

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	$548,182
3.850%	06/22/40	55	39,958
4.000%	06/22/50	715	466,804
			1,205,053
Pipelines — 1.9%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	169,568
3.750%	05/15/30	965	912,584
4.950%	05/15/28	305	307,113
4.950%	06/15/28	500	503,344
5.150%	03/15/45	1,080	944,867
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	37,883
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,125	945,808
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	593,968
4.450%	09/01/49	595	464,655
5.850%	01/15/26	200	201,382
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	70	71,340
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,241,020
6.250%	07/01/52	305	308,096
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	245,981
4.000%	09/15/25	65	64,893
			7,012,502
Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	586,453
Real Estate Investment Trusts (REITs) — 1.8%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	13,926
2.500%	08/16/31	5	4,294
4.050%	07/01/30	1,980	1,894,326
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,331
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	96,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	$38,184
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	36,822
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,406,640
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	42,472
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	339,065
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,560
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,712,598
2.700%	07/15/31	20	17,403
			6,620,661
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	270,521
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,726
			285,247
Semiconductors — 0.7%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	389,669
3.419%	04/15/33	2,275	2,026,206
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,514
			2,445,389
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	1,270	1,221,045
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	49,884
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	20	19,990
			69,874

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	$1,329,540
3.550%	09/15/55	610	412,821
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,475	1,300,301
3.875%	04/15/30	415	397,710
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	255	216,939
2.355%	03/15/32	318	268,975
2.550%	03/21/31	390	343,646
3.150%	03/22/30	200	186,374
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35	475	461,055
			4,917,361
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	205,431

Total Corporate Bonds (cost $111,888,474)			109,009,285
Residential Mortgage-Backed Securities — 3.2%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%	04/25/63	3,383	3,246,303
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	647	598,854
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	476	422,576
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	452	444,915
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	236	236,015
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	10/25/43	348	348,247
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	390	370,574
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.610%(c)	08/25/52	4,478	461,702
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.240%(c)	04/25/42	2,181	2,242,102
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.490%(c)	09/25/42		421	$425,057
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52		186	3,247
Series 5251, Class PO, PO
2.302%(s)	08/25/52		277	190,939
Freddie Mac Strips,
Series 406, Class PO, PO
1.203%(s)	10/25/53		893	738,479
Government National Mortgage Assoc.,
Series 2019-70, Class SJ, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.666%(c)	06/16/38		10,832	956,004
Series 2021-114, Class TI, IO
3.000%	06/20/51		529	76,583
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		485	8,269
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		643	16,012
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		604	16,900
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,249	31,343
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		468	9,352
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		954	21,131
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		991	17,324
Series 2022-93, Class IO, IO
3.000%	08/20/51		2,364	268,171
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		375	354,059
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.373%(c)	06/24/71	EUR	124	134,676
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		300	274,357

Total Residential Mortgage-Backed Securities (cost $11,038,514)				11,913,191

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 1.6%
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30	768	$773,448
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25	400	395,187
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	880	902,000
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,216	1,209,920
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	685	607,790
3.300%	03/15/28	1,000	977,740
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30	200	173,425
Republic of Poland Government International Bond (Poland),
Bonds
5.375%	02/12/35	560	561,680
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	600	606,390

Total Sovereign Bonds (cost $6,205,361)			6,207,580
U.S. Government Agency Obligations — 29.2%
Federal Home Loan Bank
4.250%	09/10/32	850	844,864
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	123	108,362
1.500%	06/01/36	139	122,155
2.000%	02/01/36	726	659,280
2.000%	05/01/42	395	334,447
2.000%	04/01/51	78	62,115
2.000%	06/01/51	3,691	2,953,375
2.000%	07/01/51	488	390,285
2.000%	09/01/51	2,060	1,659,083
2.500%	10/01/35	621	580,615
2.500%	07/01/51	1,748	1,465,293
2.500%	08/01/51	1,661	1,391,575
3.000%	09/01/46	991	879,706
3.000%	12/01/46	483	426,866
3.000%	09/01/50	4,431	3,887,723
3.000%	02/01/52	444	386,113
3.000%	02/01/52	859	751,754
3.500%	06/01/37	314	302,310
3.500%	03/01/48	536	490,853
3.500%	07/01/52	2,928	2,642,767
4.000%	05/01/52	1,180	1,101,463
4.500%	07/01/52	1,517	1,452,001
5.000%	06/01/52	1,593	1,567,068
5.000%	11/01/52	429	421,877
5.500%	01/01/53	3,472	3,475,054
5.500%	02/01/53	932	932,985
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	12/01/52	798	$813,310
6.750%	09/15/29	90	100,018
6.750%	03/15/31	1,230	1,399,526
Federal National Mortgage Assoc.
0.875%	08/05/30	175	148,612
1.500%	01/01/36	1,550	1,364,734
1.500%	04/01/36	134	118,381
1.500%	06/01/36	143	125,573
1.500%	11/01/50	426	322,633
1.500%	02/01/51	3,687	2,785,575
2.000%	03/01/31	311	295,224
2.000%	01/01/32	645	609,113
2.000%	02/01/37	1,187	1,073,409
2.000%	05/01/37	473	427,485
2.000%	05/01/42	1,550	1,310,545
2.000%	10/01/50	1,128	904,815
2.000%	12/01/50	113	90,277
2.000%	01/01/51	1,430	1,146,458
2.000%	02/01/51	40	31,941
2.000%	04/01/51	3,162	2,531,177
2.000%	05/01/51	2,285	1,826,670
2.000%	08/01/51	2,461	1,964,094
2.500%	TBA	2,500	2,078,394
2.500%	07/01/32	339	322,741
2.500%	08/01/32	375	358,091
2.500%	09/01/32	358	341,783
2.500%	01/01/35	350	327,378
2.500%	07/01/35	1,258	1,198,753
2.500%	04/01/51	446	373,607
2.500%	06/01/51	2,508	2,096,926
2.500%	08/01/51	408	340,318
2.500%	02/01/52	2,026	1,702,661
2.500%	04/01/52	1,039	873,500
3.000%	05/01/35	1,144	1,087,917
3.000%	06/01/36	889	849,007
3.000%	07/01/36	700	665,576
3.000%	02/01/52	1,605	1,394,403
3.000%	04/01/52	943	818,066
3.000%	04/01/52	2,062	1,804,894
3.500%	05/01/48	2,371	2,164,998
3.500%	02/01/52	804	730,812
3.500%	03/01/52	793	722,998
3.500%	05/01/52	2,883	2,603,935
4.000%	01/01/50	415	391,061
4.000%	05/01/50	436	410,496
4.000%	06/01/52	928	865,925
4.000%	08/01/52	1,193	1,113,314
4.500%	07/01/52	354	339,628
4.500%	08/01/52	134	128,806
4.500%	09/01/52	746	714,400
4.500%	01/01/53	485	464,341
5.000%	06/01/52	750	737,970
5.000%	10/01/52	421	413,703
5.500%	11/01/53	956	955,387
6.000%	01/01/53	2,060	2,093,262
6.000%	09/01/53	431	437,682
6.625%	11/15/30	290	326,722

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.336%(s)	03/17/31	710	$546,587
Government National Mortgage Assoc.
2.000%	10/20/50	1,906	1,559,239
2.000%	01/20/51	1,377	1,126,638
2.000%	10/20/51	428	350,346
2.000%	11/20/51	454	371,738
2.500%	07/20/51	1,097	936,550
2.500%	08/20/51	6,142	5,241,210
3.000%	03/20/47	1,125	1,009,403
3.000%	01/20/50	504	448,375
3.000%	06/20/51	1,412	1,251,067
3.000%	10/20/51	1,945	1,723,621
3.000%	11/20/51	771	684,106
3.500%	06/20/42	382	357,288
3.500%	03/20/43	227	211,807
3.500%	06/20/46	2,492	2,306,671
3.500%	02/20/52	2,384	2,188,205
4.000%	09/20/47	1,657	1,568,955
4.000%	02/20/48	126	118,656
4.000%	04/20/48	453	426,295
4.000%	04/20/49	448	422,578
4.000%	01/20/50	51	47,647
4.000%	02/20/50	74	69,637
4.000%	07/20/50	111	104,989
4.000%	06/20/52	434	407,071
4.500%	08/20/48	1,170	1,137,696
4.500%	05/20/52	842	812,822
4.500%	10/20/52	423	406,618
5.000%	03/20/53	252	248,691
5.500%	TBA	500	500,461
7.000%	06/20/54	1,849	1,910,248
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	122,067
5.250%	02/01/55	250	247,864
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	40	25,508

Total U.S. Government Agency Obligations (cost $114,485,702)			109,819,668
U.S. Treasury Obligations — 3.8%
U.S. Treasury Bonds
2.375%	11/15/49(k)	11,440	7,566,488
2.375%	05/15/51	3,090	2,020,570
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	315	179,983
3.229%(s)	05/15/41	4,540	2,117,353
3.273%(s)	05/15/43	5,150	2,162,089
4.920%(s)	08/15/48	305	99,333

Total U.S. Treasury Obligations (cost $15,220,793)			14,145,816

Total Long-Term Investments (cost $379,378,740)			372,313,861

	Shares	Value
Short-Term Investments — 1.8%
Affiliated Mutual Funds — 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	6,394,017	$6,394,017
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $295,926; includes $293,221 of cash collateral for securities on loan)(b)(wb)	296,193	296,015

Total Affiliated Mutual Funds (cost $6,689,943)		6,690,032
Options Purchased*~ — 0.0%
(cost $416)		4,316

Total Short-Term Investments (cost $6,690,359)		6,694,348

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.9% (cost $386,069,099)		379,008,209

Options Written*~ — (0.0)%
(premiums received $1,926)	(5,854)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.9% (cost $386,067,173)	379,002,355

Liabilities in excess of other assets(z) — (0.9)%	(3,354,179)

Net Assets — 100.0%	$375,648,176

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BARC	Barclays Bank PLC
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps

A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $284,975; cash collateral of $293,221 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/14/25	$(2,500)		$(1,986,444)
Federal National Mortgage Assoc.	3.000%	TBA	05/13/25	(3,500)		(3,032,151)
Federal National Mortgage Assoc.	3.500%	TBA	04/14/25	(3,000)		(2,705,405)
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	(1,000)		(931,712)
Federal National Mortgage Assoc.	4.000%	TBA	05/13/25	(500)		(465,133)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/25	(500)		(478,019)
Government National Mortgage Assoc.	3.000%	TBA	04/21/25	(3,000)		(2,656,877)
Government National Mortgage Assoc.	3.500%	TBA	04/21/25	(1,500)		(1,372,390)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $13,635,117)						$(13,628,131)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	245	$191
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	150	800
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	100	654
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	75	1,062
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	245	29
A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	200	$683
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	295	154
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	180	654
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	180	89
Total Options Purchased (cost $416)								$4,316
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		1		3	$(925)
3 Month SOFR	Put	12/12/25	$96.25		1		3	(619)
Total Exchange Traded (premiums received $1,534)								$(1,544)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	245	$(408)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	300	(833)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	100	(283)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	100	(400)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	150	(1,070)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	245	(111)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	400	(615)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	580	(91)
A15

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	360	$(499)
Total OTC Swaptions (premiums received $392)								$(4,310)
Total Options Written (premiums received $1,926)								$(5,854)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	2 Year U.S. Treasury Notes	Jun. 2025	$4,764,953	$24,099
65	5 Year U.S. Treasury Notes	Jun. 2025	7,030,156	8,829
11	10 Year U.S. Treasury Notes	Jun. 2025	1,223,406	3,407
125	10 Year U.S. Ultra Treasury Notes	Jun. 2025	14,265,625	179,551
177	20 Year U.S. Treasury Bonds	Jun. 2025	20,758,781	400,292
88	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	10,758,000	173,108
				$789,286
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	263	$285,025	$284,568	$—	$(457)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	263	$275,997	$284,568	$—	$(8,571)
Expiring 05/02/25	SSB	EUR	263	285,486	285,032	454	—
				$561,483	$569,600	454	(8,571)
						$454	$(9,028)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	190	$25	$(24)	$49	BARC

A16

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/27	1.000%(Q)	95	0.239%	$1,581	$1,472	$109	BARC
Hellenic Republic	12/20/27	1.000%(Q)	70	0.305%	1,288	1,205	83	BARC
Kingdom of Norway	12/20/25	—%(Q)	970	0.036%	(254)	(346)	92	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	235	0.066%	567	494	73	BARC
Republic of Italy	06/20/25	1.000%(Q)	415	0.085%	983	872	111	BARC
					$4,165	$3,697	$468

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	940	3.771%	$55,793	$50,034	$(5,759)
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	9,142	0.614%	179,770	168,127	(11,643)
					$235,563	$218,161	$(17,402)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A17

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
655	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	$9,579	$8,093	$(1,486)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18